SPDR® Series Trust

One Iron Street

Boston, MA 02210

November 3, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)
File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Statements of Additional Information for the Self Indexing ETFs and ESG ETFs (collectively, the “SAIs”) for the above-referenced Registrant do not differ from the SAIs for the Self Indexing ETFs and ESG ETFs contained in Post-Effective Amendment No. 300 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2022 with a designated effective date of October 31, 2022 (Accession No. 0001193125-22-270865).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-4182.

Sincerely,

/s/ David Urman

David Urman

Secretary

Cc:    W. John McGuire, Esq.